Inventories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventories [Abstract]
Goods in transit	$ 583,239	$ 1,714,861
Inventory provision	$ 253,145	$ 346,033	$ 21,962